RELATED PARTY TRANSACTIONS (Details) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020
Related party transactions [abstract]
Advances from directors (interest at prime plus 1%)		$ 153,291
Entities controlled by directors (non-interest-bearing)	34,756	155,645
Due to related parties	$ 34,756	$ 308,936